Organization and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Organization And Basis Of Presentation [Abstract]
Accumulated deficit	$ (13,732)	$ (3,671)